UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02514

Voya Variable Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Growth and Income Portfolio

The schedules are not audited.

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 12.2%
47,031	(1)	Amazon.com, Inc.	$68,069,848	2.1
929,949		CBS Corp. - Class B	47,790,079	1.4
951,236		Gap, Inc.	29,678,563	0.9
551,263		Lowe's Cos, Inc.	48,373,328	1.5
264,878		McDonald's Corp.	41,421,622	1.3
532,305		Ralph Lauren Corp.	59,511,699	1.8
1,168,310		Tapestry, Inc.	61,464,789	1.9
195,580		Vail Resorts, Inc.	43,360,086	1.3
			399,670,014	12.2

		Consumer Staples: 8.6%
1,173,762		Coca-Cola Co.	50,976,484	1.6
1,196,212		Mondelez International, Inc.	49,917,927	1.5
591,424		Philip Morris International, Inc.	58,787,545	1.8
431,274		Procter & Gamble Co.	34,191,403	1.0
1,002,057		Walmart, Inc.	89,153,011	2.7
			283,026,370	8.6

		Energy: 5.9%
1,030,514		Canadian Natural Resources Ltd.	32,430,276	1.0
1,006,298		Halliburton Co.	47,235,628	1.4
829,637		Occidental Petroleum Corp.	53,893,219	1.6
952,722		Royal Dutch Shell PLC - Class A ADR	60,793,191	1.9
			194,352,314	5.9

		Financials: 15.1%
592,924		Allstate Corp.	56,209,195	1.7
250,244		Ameriprise Financial, Inc.	37,021,097	1.1
1,384,187		Bank of America Corp.	41,511,768	1.3
515,492		Discover Financial Services	37,079,340	1.1
932,850		Hartford Financial Services Group, Inc.	48,060,432	1.5
609,506		Intercontinental Exchange, Inc.	44,201,375	1.3
850,431		JPMorgan Chase & Co.	93,521,897	2.9
2,507,289		Keycorp	49,017,500	1.5
882,166		Lazard Ltd.	46,366,645	1.4
776,658		Morgan Stanley	41,908,466	1.3
			494,897,715	15.1

		Health Care: 13.5%
1,503,461		AstraZeneca PLC ADR	52,576,031	1.6
1,523,628	(1)	Boston Scientific Corp.	41,625,517	1.3
668,837		Gilead Sciences, Inc.	50,423,621	1.5
501,411		Johnson & Johnson	64,255,820	2.0
1,078,529		Merck & Co., Inc.	58,747,475	1.8
2,670,256		Pfizer, Inc.	94,767,385	2.9
374,904		UnitedHealth Group, Inc.	80,229,456	2.4
			442,625,305	13.5

		Industrials: 10.3%
372,584		Deere & Co.	57,869,747	1.8
289,046		General Dynamics Corp.	63,850,261	1.9
393,564		Hubbell, Inc.	47,928,224	1.5
302,845		L3 Technologies, Inc.	62,991,760	1.9
261,936		Roper Technologies, Inc.	73,522,816	2.2
235,398	(1)	WABCO Holdings, Inc.	31,512,730	1.0
			337,675,538	10.3

		Information Technology: 24.6%
737,892		Activision Blizzard, Inc.	49,778,194	1.5
257,248	(1)	Adobe Systems, Inc.	55,586,148	1.7
866,342		Apple, Inc.	145,354,861	4.4
2,283,506		Cisco Systems, Inc.	97,939,572	3.0
421,650		Fidelity National Information Services, Inc.	40,604,895	1.2
1,303,464		Intel Corp.	67,884,405	2.1
226,864		Lam Research Corp.	46,089,690	1.4
1,634,942		Microsoft Corp.	149,221,157	4.5
939,855		NetApp, Inc.	57,979,655	1.8
539,949		Texas Instruments, Inc.	56,095,302	1.7
503,895	(1)	Worldpay, Inc.	41,440,325	1.3
			807,974,204	24.6

		Materials: 3.6%
1,031,068	(2)	BHP Billiton Ltd. ADR	45,810,351	1.4
734,288		DowDuPont, Inc.	46,781,489	1.4
422,681		Nucor Corp.	25,821,582	0.8
			118,413,422	3.6

		Real Estate: 2.1%
335,497		Crown Castle International Corp.	36,773,826	1.1
358,267		Mid-America Apartment Communities, Inc.	32,688,281	1.0
			69,462,107	2.1

		Utilities: 2.7%
1,084,215		Exelon Corp.	42,295,227	1.3
292,187		NextEra Energy, Inc.	47,722,903	1.4
			90,018,130	2.7

	Total Common Stock
	(Cost $2,645,588,139)		3,238,115,119	98.6

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Utilities: –%
20,000,000	(3)	Mirant Corp. Escrow Shares, 0.000%, 06/15/2021	–	–

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
10,000,000	(3) Southern Energy Escrow Shares, 0.000%, 07/15/2049	$–	–

	Total Corporate Bonds/Notes
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $2,645,588,139)	3,238,115,119	98.6

SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateral(4): 1.4%
2,271,566	Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $2,272,007, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $2,317,111, due 04/19/18-09/09/49)	2,271,566	0.1
10,802,020	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $10,804,151, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $11,018,061, due 03/31/18-02/20/68)	10,802,020	0.3
10,802,020	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/29/18, 1.98%, due 04/02/18 (Repurchase Amount $10,804,364, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $11,018,061, due 11/15/42-05/15/43)	10,802,020	0.4
10,802,020	NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $10,804,044, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $11,018,063, due 06/30/19-09/09/49)	10,802,020	0.3
10,802,000	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $10,804,486, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $11,056,683, due 04/15/19-02/15/47)	10,802,000	0.3
		45,479,626	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
46,651,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $46,651,000)	46,651,000	1.4

	Total Short-Term Investments
	(Cost $92,130,626)	92,130,626	2.8

	Total Investments in Securities (Cost $2,737,718,765)	$3,330,245,745	101.4
	Liabilities in Excess of Other Assets	(44,488,538)	(1.4)
	Net Assets	$3,285,757,207	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2018.

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$3,238,115,119	$–	$–	$3,238,115,119
Corporate Bonds/Notes	–	–	–	–
Short-Term Investments	46,651,000	45,479,626	–	92,130,626
Total Investments, at fair value	$3,284,766,119	$45,479,626	$–	$3,330,245,745

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,751,178,408.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$658,634,979
Gross Unrealized Depreciation	(79,567,642)

Net Unrealized Appreciation	$579,067,337

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Funds

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 24, 2018